UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22658

Nuveen Real Asset Income and Growth Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JRI

Nuveen Real Asset Income and Growth Fund
Portfolio of Investments	September 30, 2017 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 138.3% (98.8% of Total Investments

	COMMON STOCKS – 54.9% (39.2% of Total Investments)

	Air Freight & Logistics – 0.5%

37,353	BPost SA, (2)	$1,110,912
37,415	Oesterreichische Post AG	1,727,265
	Total Air Freight & Logistics	2,838,177

	Commercial Services & Supplies – 0.4%

144,637	Covanta Holding Corporation	2,147,859

	Diversified Telecommunication Services – 1.3%

1,436,517	HKBN Limited, (2)	1,500,579
1,578,557	HKT Trust and HKT Limited	1,919,746
148,310	Inmarsat PLC, (2)	1,279,993
3,572,572	Netlink NBN Trust	2,172,857
	Total Diversified Telecommunication Services	6,873,175

	Electric Utilities – 6.4%

3,661,286	AusNet Services, (2)	4,858,379
3,175	CEZ, (2)	63,775
423,122	Contact Energy Limited, (2)	1,682,575
331,498	Endesa S.A, (2), (3)	7,480,265
233,305	Enersis Chile SA	1,399,830
4,827	Entergy Corporation	368,590
1,007,888	Infratil Limited, (2)	2,272,325
46,262	Power Assets Holdings Limited, (2)	401,558
13,116	Red Electrica Corporacion SA, (2), (3)	275,890
282,109	Scottish and Southern Energy PLC, (2)	5,278,867
5,000,021	Spark Infrastructure Group, (2)	9,896,266
127,417	Transmissora Alianca de Energia Eletrica SA	895,135
	Total Electric Utilities	34,873,455

	Equity Real Estate Investment Trusts – 27.6%

206,704	AEW UK REIT PLC	280,792
380,054	American Hotel Income Properties REIT LP	2,893,619
226,017	Armada Hoffler Properties Inc.	3,121,295
408,919	Ascendas Real Estate Investment Trust, (2)	803,662
136,056	Automotive Properties Real Estate Investment Trust	1,200,542
170,146	Brixmor Property Group Inc.	3,198,745
446,044	Centuria Metropolitan REIT	846,702
142,156	Charter Hall Retail REIT, (2)	440,910
50,319	Choice Properties Real Estate Investment Trust	535,956
220,091	City Office REIT, Inc.	3,030,653
14,591	Cofinimmo, SANV, (2)	1,874,830
87,756	Community Healthcare Trust Inc.	2,365,902
3,568,836	Concentradora Fibra Hotelera Mexicana SA de CV	2,741,791
16,546	CT Real Estate Investment Trust	184,191
134,043	Developers Diversified Realty Corporation	1,227,834
390,238	Dream Global Real Estate Investment Trust	3,443,414
73,918	Easterly Government Properties, Inc.	1,527,885
1,332,375	Empiric Student Property PLC	1,807,699
5,209	Entertainment Properties Trust	363,276
36,400	Eurocommercial Properties NV	1,556,506
13,366	Fonciere Des Regions, (2)	1,388,662
2,913,558	Fortune REIT, (2)	3,422,736
61,000	Franklin Street Properties Corporation	647,820
2,114,438	Frasers Centrepoint Trust, (2)	3,292,470
6,169,868	Frasers Logistics & Industrial Trust, (2)	4,869,536

NUVEEN	1

JRI	Nuveen Real Asset Income and Growth Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

Shares	Description (1)	Value

	Equity Real Estate Investment Trusts (continued)

71,395	Gaming and Leisure Properties Inc.	$2,633,762
140,075	Government Properties Income Trust	2,629,208
103,684	Gramercy Property Trust	3,136,441
157,248	Growthpoint Properties Australia Limited, (2)	391,453
134,077	H&R Real Estate Investment Trust	2,314,581
17,700	Health Care Property Investors Inc.	492,591
34,678	Hersha Hospitality Trust	647,438
21,876	Hospitality Properties Trust	623,247
24,971	ICADE, (2)	2,227,812
1,584,028	IGB Real Estate Investment Trust	656,495
196,136	Immobiliare Grande Distribuzione SIIQ SpA	204,575
166,921	Independence Realty Trust	1,697,587
1,442,435	Keppel DC REIT, (2)	1,410,085
94,463	Killam Apartment Real Estate I	998,571
21,350	Kimco Realty Corporation	417,393
68,469	LaSalle Hotel Properties	1,986,970
60,908	Lexington Corporate Properties Trust	622,480
12,633	Macquarie Mexico Real Estate Management SA de CV	16,712
2,216,828	Mapletree Commercial Trust	2,484,116
2,407,728	Mapletree Greater China Commercial Trust, (2)	2,052,441
634,468	Mapletree Industrial Trust	877,015
8,022,029	Mapletree Logistics Trust, (2)	7,342,127
296,677	MedEquities Realty Trust, Inc.	3,485,955
404,788	Medical Properties Trust Inc.	5,314,866
47,862	Mercialys	956,001
172,482	MGM Growth Properties LLC	5,210,681
1,422	National Health Investors Inc.	109,906
922,160	Nexus Real Estate Investment Trust	1,485,507
50,057	NorthWest Healthcare Properties REIT	454,535
40,743	NSI NV	1,604,978
14,117	Omega Healthcare Investors Inc.	450,473
132,786	Park Hotels & Resorts, Inc.	3,659,582
1,407,495	Parkway Life Real Estate Investment Trust	2,801,605
148,766	Physicians Realty Trust	2,637,621
2,218	Piedmont Office Realty Trust	44,715
309,051	Plaza Retail REIT	1,084,867
139,712	Prologis Property Mexico SA de CV	276,355
994,019	Propertylink Group, (2)	725,387
531,303	Pure Industrial Real Estate Trust	2,708,144
16,116	Ramco-Gershenson Properties Trust	209,669
170,389	Sabra Health Care Real Estate Investment Trust Inc.	3,738,335
332,718	STAG Industrial Inc.	9,139,763
238,300	Summit Industrial Income REIT	1,420,919
2,864,953	TF Administradora Industrial S de RL de CV	4,932,250
641,185	VEREIT, Inc.	5,315,424
440,616	Vicinity Centres, (2)	920,292
487,897	Viva Energy REIT, (2)	808,166
14,645	Washington Prime Group, Inc.	121,993
6,922	Welltower Inc.	486,478
54,847	Wereldhave NV, (2)	2,587,327
313,603	WPT Industrial Real Estate Investment Trust	4,189,736
	Total Equity Real Estate Investment Trusts	149,812,058

	Gas Utilities – 0.5%

9,698	AmeriGas Partners, LP	435,828
255,551	APA Group, (2)	1,676,382
13,862	Companhia de Gas de Sao Paulo – Comgas	241,512
24,012	Gas Natural SDG S.A, (2), (3)	531,927
	Total Gas Utilities	2,885,649

	Health Care Providers & Services – 0.2%

75,787	Sienna Senior Living Inc., Subscription	1,097,553

2	NUVEEN

Shares	Description (1)	Value

	Household Durables – 0.3%

39,266	Kaufman and Broad SA, (2)	$1,894,516

	Independent Power & Renewable Electricity Producers – 2.7%

216,070	Brookfield Renewable Energy Partners LP	7,240,142
509,916	Meridian Energy Limited	1,047,849
9,667	NRG Yield, Inc., Class C Shares	186,573
22,070	Pattern Energy Group Inc.	531,887
198,188	Renewables Infrastructure Group Limited	288,942
321,858	Saeta Yield S.A	3,674,704
178,400	TransAlta Renewables Inc.	1,968,798
	Total Independent Power & Renewable Electricity Producers	14,938,895

	Media – 0.1%

19,007	Eutelsat Communications, (2)	562,658

	Mortgage Real Estate Investment Trusts – 3.1%

127,741	Apollo Commercial Real Estate Finance, Inc.	2,313,390
75,680	Ares Commercial Real Estate Corporation	1,007,301
81,592	Granite Point Mortgage Trust Inc.	1,528,218
204,104	KKR Real Estate Finance Trust, Inc.	4,294,348
185,934	Starwood Property Trust Inc.	4,038,487
183,508	TPG Re Finance Trust Inc.	3,627,953
	Total Mortgage Real Estate Investment Trusts	16,809,697

	Multi-Utilities – 3.2%

1,230,318	Centrica PLC, (2)	3,083,619
214,209	Engie, (2)	3,637,571
65,285	National Grid PLC	4,094,022
549,185	Redes Energeticas Nacionais SA, (2)	1,789,763
1,936,960	Vector Limited, (2)	4,577,124
	Total Multi-Utilities	17,182,099

	Oil, Gas & Consumable Fuels – 3.1%

4,127	Cheniere Energy Partners LP Holdings LLC	118,940
3,826	DCP Midstream LP	132,533
115,041	Enagas, (2)	3,241,604
10,380	Enbridge Energy Partners LP	165,872
39,931	Enbridge Income Fund Holdings Inc.	1,028,557
197,207	Enterprise Products Partnership LP	5,141,187
343	Hess Midstream Partners LP	7,536
10,320	ONEOK, Inc.	571,831
24,390	Plains GP Holdings LP, Class A Shares	533,409
406,263	Snam Rete Gas S.p.A, (2)	1,957,801
213,080	Veresen Inc.	3,196,840
12,858	Williams Partners LP	500,176
	Total Oil, Gas & Consumable Fuels	16,596,286

	Real Estate Management & Development – 0.7%

184,778	Atrium European Real Estate Ltd	865,040
83,164	Brookfield Property Partners	1,941,879
344,016	Citycon Oyj, (2)	905,393
5,883	Landmark Infrastructure Partners LP	99,717
	Total Real Estate Management & Development	3,812,029

	Road & Rail – 0.5%

576,127	Aurizon Holdings Limited, (2)	2,220,156
216,932	ComfortDelGro Corporation, (2)	333,349
118,368	Stagocoach Group PLC, (2)	270,796
	Total Road & Rail	2,824,301

NUVEEN	3

JRI	Nuveen Real Asset Income and Growth Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

Shares	Description (1)			Value

	Transportation Infrastructure – 3.9%

270,065	Abertis Infraestructuras S.A, (2)			$5,459,894
23,953	China Merchants Holdings International Company Limited, (2)			74,198
247,125	Enav S.p.A, (2)			1,132,716
8,230,778	Hopewell Highway Infrastructure Limited, (2)			5,095,315
6,969,100	Hutchison Port Holdings Trust, (2)			3,003,752
101,361	Jiangsu Expressway Company Limited, (2)			155,661
38,944	Macquarie Infrastructure Corporation			2,810,978
91,115	Sydney Airport, (2)			508,834
286,037	Transurban Group, (2)			2,671,098
130,819	Zhejiang Expressway Company Limited, (2)			162,961
	Total Transportation Infrastructure			21,075,407

	Water Utilities – 0.4%

924,797	Aguas Andinas SA. Class A			585,177
911,665	Inversiones Aguas Metropolitanas SA			1,622,352
	Total Water Utilities			2,207,529
	Total Common Stocks (cost $274,698,820)			298,431,343

Shares	Description (1)	Coupon	Ratings (5)	Value

	CONVERTIBLE PREFERRED SECURITIES – 8.6% (6.1% of Total Investments)

	Diversified Financial Services – 0.0%

2,003	RLJ Lodging Trust	1.950%	B–	$55,723

	Electric Utilities – 1.4%

44,747	NextEra Energy Inc.	6.371%	BBB	2,967,174
85,701	NextEra Energy Inc.	6.123%	BBB	4,737,551
	Total Electric Utilities			7,704,725

	Equity Real Estate Investment Trusts – 3.2%

41,467	Alexandria Real Estate Equities Inc.	7.000%	Baa3	1,482,445
98,340	Ashford Hospitality Prime, Inc.	5.500%	N/R	1,988,435
4,768	Crown Castle International Corporation	6.875%	N/R	5,092,224
32,290	EPR Properties Inc.	9.000%	BB	1,158,242
4,612	EPR Properties Inc.	5.750%	BB	127,799
37,316	Equity Commonwealth	6.500%	Ba1	993,725
11,563	Lexington Corporate Properties Trust, Series B	6.500%	N/R	589,713
103,602	Ramco-Gershenson Properties Trust	7.250%	N/R	5,606,940
	Total Equity Real Estate Investment Trusts			17,039,523

	Multi-Utilities – 2.7%

10,465	Black Hills Corp	7.750%	N/R	789,375
161,019	Dominion Resources Inc.	6.750%	BBB–	8,171,714
107,593	DTE Energy Company	5.000%	N/R	5,858,439
	Total Multi-Utilities			14,819,528

	Oil, Gas & Consumable Fuels – 1.3%

46,711	Anadarko Petroleum Corporation	7.500%	N/R	1,856,762
120,363	Kinder Morgan Inc, Delaware	9.750%	N/R	5,121,446
	Total Oil, Gas & Consumable Fuels			6,978,208
	Total Convertible Preferred Securities (cost $45,029,239)			46,597,707

Shares	Description (1)	Coupon	Ratings (5)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 31.4% (22.4% of Total Investments)

	Electric Utilities – 7.0%

4,538	Alabama Power Company	5.000%	A3	$117,035
20,255	APT Pipelines Limited	6.210%	N/R	1,609,456

4	NUVEEN

Shares	Description (1)	Coupon	Ratings (5)	Value

	Electric Utilities (continued)

129,699	Brookfield Infrastructure Partners LP	5.350%	BBB–	$2,688,051
167,392	Entergy Arkansas Inc., (6)	4.875%	A	4,186,474
55,166	Entergy Louisiana LLC	4.875%	A	1,371,978
23,419	Entergy New Orleans, Inc.	5.500%	A	613,578
24,828	Entergy Texas Inc.	5.625%	A	646,025
148,092	Georgia Power Company	5.000%	A–	3,723,033
135,174	Integrys Energy Group Inc., (2)	6.000%	Baa1	3,838,941
182,517	NextEra Energy Inc.	5.250%	BBB	4,661,484
50,384	NextEra Energy Inc.	5.000%	BBB	1,269,677
91,840	Pacific Gas & Electric Corporation	6.000%	A–	2,929,696
137,608	PPL Capital Funding, Inc.	5.900%	BBB	3,537,902
67,171	SCE Trust VI	5.000%	Baa1	1,704,800
203,360	Southern Company	5.250%	BBB	5,187,714
	Total Electric Utilities			38,085,844

	Equity Real Estate Investment Trusts – 18.3%

100,854	American Homes 4 Rent	6.350%	N/R	2,680,699
83,643	American Homes 4 Rent	5.875%	BB	2,147,952
49,640	American Homes 4 Rent	5.500%	N/R	1,418,215
59,618	American Homes 4 Rent	5.000%	N/R	1,698,517
59,232	American Homes 4 Rent	5.000%	N/R	1,685,743
43,596	American Homes 4 Rent	6.500%	N/R	1,203,250
82,231	American Homes 4 Rent	5.875%	BB	2,113,337
136,969	CBL & Associates Properties Inc.	7.375%	BB	3,347,522
8,675	CBL & Associates Properties Inc.	6.625%	BB	213,145
64,749	Cedar Shopping Centers Inc., Series A	7.250%	N/R	1,636,855
80,698	Cedar Shopping Centers Inc., Series A	6.500%	N/R	1,990,820
194,231	City Office REIT, Inc.	6.625%	N/R	5,046,121
44,889	Colony Northstar, Inc.	7.500%	N/R	1,158,136
49,970	Colony Northstar, Inc., (2)	7.125%	N/R	1,253,747
123,243	Colony Northstar, Inc.	7.125%	N/R	3,164,880
112,781	DDR Corporation	6.375%	BB	2,937,945
83,342	Digital Realty Trust Inc.	5.250%	Baa3	2,090,217
55,930	Farmland Partners, Inc.	6.000%	N/R	1,514,025
69,859	GGP, Inc.	6.375%	N/R	1,793,979
31,120	Gladstone Commercial Corporation	7.000%	N/R	809,120
84,098	Gramercy Property Trust	7.125%	BB+	2,231,120
85,143	Hersha Hospitality Trust	6.875%	N/R	2,137,089
118,567	Hersha Hospitality Trust	6.500%	N/R	3,008,045
196,044	Hersha Hospitality Trust	6.500%	N/R	5,014,806
103,707	Investors Real Estate Trust	7.950%	N/R	2,600,972
138,234	Investors Real Estate Trust, (WI/DD)	6.625%	N/R	3,400,556
3,379	LaSalle Hotel Properties	6.375%	N/R	86,501
100,859	LaSalle Hotel Properties	6.300%	N/R	2,581,990
6,521	Mid-America Apartment Communities Inc.	8.500%	BBB–	427,126
157,968	Monmouth Real Estate Investment Corp	6.125%	N/R	3,977,634
19,829	National Retail Properties Inc.	5.200%	Baa2	497,311
133,736	Pebblebrook Hotel Trust	6.500%	N/R	3,446,377
99,126	Pebblebrook Hotel Trust	6.375%	N/R	2,591,154
62,575	Penn Real Estate Investment Trust	6.875%	N/R	1,563,749
50,067	PS Business Parks, Inc.	5.250%	BBB	1,264,692
331	Public Storage, Inc.	5.150%	A3	8,384
3,504	Retail Properties of America	7.000%	BB	89,352
493	Rexford Industrial Realty Inc.	5.875%	BB	12,596
16,053	Senior Housing Properties Trust	6.250%	BBB–	435,357
51,592	STAG Industrial Inc.	6.875%	BB+	1,389,888
39,915	Summit Hotel Properties Inc.	7.875%	N/R	1,018,232
102,767	Summit Hotel Properties Inc.	7.125%	N/R	2,629,808
50,437	Summit Hotel Properties Inc.	6.450%	N/R	1,282,109
36,294	Sunstone Hotel Investors Inc.	6.950%	N/R	983,567
127,193	Sunstone Hotel Investors Inc.	6.450%	N/R	3,254,869
29,864	Taubman Centers Incorporated, Series K	6.250%	N/R	748,690
92,874	UMH Properties Inc.	8.000%	N/R	2,568,895
135,065	UMH Properties Inc.	6.750%	N/R	3,611,638

NUVEEN	5

JRI	Nuveen Real Asset Income and Growth Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

Shares	Description (1)	Coupon		Ratings (5)	Value

	Equity Real Estate Investment Trusts (continued)

128,930	Urstadt Biddle Properties	6.750%		N/R	$3,366,362
67,064	Urstadt Biddle Properties	6.250%		N/R	1,732,934
47,857	Ventas Realty LP	5.450%		BBB+	1,218,439
14,883	Washington Prime Group, Inc.	6.875%		Ba1	373,266
	Total Equity Real Estate Investment Trusts				99,457,733

	Independent Power & Renewable Electricity Producers – 0.2%

63,257	Brookfield Renewable Partners	5.750%		BBB–	1,316,597

	Multi-Utilities – 3.3%

307,522	Dominion Resources Inc.	5.250%		BBB–	7,930,992
150,637	DTE Energy Company	6.000%		Baa2	4,122,935
179,149	DTE Energy Company	5.375%		Baa2	4,631,002
44,219	DTE Energy Company	5.250%		Baa2	1,116,530
	Total Multi-Utilities				17,801,459

	Oil, Gas & Consumable Fuels – 2.0%

36,800	Hoegh LNG Partners LP, (WI/DD)	8.750%		N/R	909,083
67,909	NGL Energy Partner LP	9.000%		N/R	1,652,905
204,819	Nustar Energy LP	8.500%		Ba3	5,536,258
49,120	Nustar Energy LP	7.625%		Ba3	1,264,840
63,970	Pembina Pipeline Corporation	5.750%		BB+	1,348,869
	Total Oil, Gas & Consumable Fuels				10,711,955

	Real Estate Management & Development – 0.6%

120,393	Landmark Infrastructure Partners LP	8.000%		N/R	3,070,022
	Total $25 Par (or similar) Retail Preferred (cost $163,509,694)				170,443,610

Principal Amount (000) (7)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	CORPORATE BONDS – 23.9% (17.1% of Total Investments)

	Commercial Services & Supplies – 2.0%

$3,140	Advanced Disposal Services, Inc., 144A	5.625%	11/15/24	B–	$3,281,300
3,265	Covanta Holding Corporation	5.875%	3/01/24	B1	3,240,512
1,280	Covanta Holding Corporation	5.875%	7/01/25	B1	1,259,200
2,695	GFL Environmental Corporation, 144A	5.625%	5/01/22	B–	2,802,800
315	Wrangler Buyer Corp., 144A	6.000%	10/01/25	Caa1	320,512
	Total Commercial Services & Supplies				10,904,324

	Construction & Engineering – 0.3%

1,820	AECOM Technology Corporation	5.125%	3/15/27	BB	1,881,425

	Diversified Financial Services – 0.9%

1,550	Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., 144A	5.250%	10/01/25	BB	1,535,476
1,865	Minejesa Capital BV, 144A	5.625%	8/10/37	Baa3	1,952,765
1,485	Stoneway Capital Corporation, 144A	10.000%	3/01/27	B	1,595,009
	Total Diversified Financial Services				5,083,250

	Diversified Telecommunication Services – 0.7%

1,465	CyrusOne LP Finance, 144A	5.375%	3/15/27	BB+	1,571,212
2,340	SBA Communications Corporation	4.875%	9/01/24	B+	2,407,275
	Total Diversified Telecommunication Services				3,978,487

	Electric Utilities – 6.1%

7,055	ACWA Power Management And Investment One Ltd, 144A	5.950%	12/15/39	BBB–	7,270,488
1,360	Comision Federal de Electricidad of the United States of Mexico, 144A	5.750%	2/14/42	BBB+	1,438,200

6	NUVEEN

Principal Amount (000) (7)		Description (1)	Coupon	Maturity	Ratings (5)	Value

		Electric Utilities (continued)

$1,600		Comision Federal de Electricidad of the United States of Mexico, 144A, (6)	6.125%	6/16/45	BBB+	$1,764,000
5,669		Crocket Cogeneration LP, 144A	5.869%	3/30/25	BBB–	5,581,309
2,975		DCP Midstream Operating LP, 144A	5.850%	5/21/43	BB–	2,774,187
1,400		Electricite de France S.A, Reg S	5.875%	7/22/49	BBB	1,937,907
1,105		Energuate Trust, 144A	5.875%	5/03/27	Ba2	1,143,675
2,505		Exelon Corporation, (6)	6.250%	10/01/39	BBB	2,757,557
806		FPL Energy National Wind LLC, 144A	5.608%	3/10/24	Baa3	808,014
1,388		Mirant Mid-Atlantic Series C Pass Through Trust	10.060%	12/30/28	B–	1,318,951
325		NextEra Energy Partners LP, 144A	4.500%	9/15/27	Ba1	331,094
1,540	GBP	Intergen NV, Reg S	7.500%	6/30/21	B1	1,980,502
3,646		Panoche Energy Center LLC, 144A	6.885%	7/31/29	Baa3	3,738,259
350		Red Oak Power LLC	9.200%	11/30/29	BB–	393,750
		Total Electric Utilities				33,237,893

		Equity Real Estate Investment Trusts – 2.2%

2,375		Care Capital Properties, Inc.	5.125%	8/15/26	BBB–	2,435,331
1,275		CBL & Associates LP	5.950%	12/15/26	BBB–	1,290,825
1,385		Crown Castle International Corporation	4.750%	5/15/47	BBB–	1,414,180
1,165		CTR Partnership LP/CareTrust Capital Corporation	5.250%	6/01/25	BB–	1,198,902
2,790		Geo Group Inc.	6.000%	4/15/26	B+	2,932,987
1,495		MPT Operating Partnership Finance	5.000%	10/15/27	BBB–	1,532,375
1,160		Trust F/1401, 144A	6.950%	1/30/44	Baa2	1,280,350
		Total Equity Real Estate Investment Trusts				12,084,950

		Gas Utilities – 1.2%

215		AmeriGas Partners LP/AmeriGas Finance Corporation	5.875%	8/20/26	BB	223,600
607		Ferrellgas LP	6.750%	1/15/22	B	588,790
17,005	MXN	Gas Natural Mexico SA	7.670%	7/03/25	N/R	892,272
17,500	MXN	Infraestructura Energetica Nova SAB de CV	6.300%	2/02/23	Baa1	904,311
1,660		National Gas Company of Trinidad and Tobago, 144A	6.050%	1/15/36	BBB	1,713,950
1,230		Suburban Propane Partners LP	5.750%	3/01/25	BB–	1,217,700
1,060		Suburban Propane Partners LP	5.875%	3/01/27	BB–	1,049,400
		Total Gas Utilities				6,590,023

		Health Care Equipment & Supplies – 0.2%

1,065		Tenet Healthcare Corporation	8.125%	4/01/22	B–	1,083,638

		Health Care Providers & Services – 0.3%

935		HCA Inc.	5.500%	6/15/47	BBB–	968,894
915		Kindred Healthcare Inc.	6.375%	4/15/22	B–	828,075
		Total Health Care Providers & Services				1,796,969

		Hotels, Restaurants & Leisure – 0.5%

1,395		Grupo Posadas SAB de CV, 144A	7.875%	6/30/22	B+	1,485,675
940		MGM Growth Properties Operating Partnership LP / MGP Escrow Co-Issuer, Inc., 144A	4.500%	1/15/28	Ba3	948,272
		Total Hotels, Restaurants & Leisure				2,433,947

		Independent Power & Renewable Electricity Producers – 1.2%

2,935		Azure Power Energy Ltd, 144A	5.500%	11/03/22	Ba3	3,003,239
1,260		Capex SA, 144A	6.875%	5/15/24	B+	1,295,620
1,825		Dynegy Inc., 144A	8.000%	1/15/25	B+	1,888,875
735		GenOn Energy Inc., (8)	9.500%	10/15/18	N/R	538,388
		Total Independent Power & Renewable Electricity Producers				6,726,122

NUVEEN	7

JRI	Nuveen Real Asset Income and Growth Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

Principal Amount (000) (7)		Description (1)	Coupon	Maturity	Ratings (5)	Value

		IT Services – 0.7%

$3,405		Zayo Group LLC / Zayo Capital Inc., 144A	5.750%	1/15/27	B	$3,609,300

		Multi-Utilities – 0.5%

2,675		Dominion Resources Inc.	5.750%	10/01/54	BBB–	2,889,000

		Oil, Gas & Consumable Fuels – 2.7%

280		Calumet Specialty Products	6.500%	4/15/21	CCC+	273,525
2,345		Calumet Specialty Products	7.625%	1/15/22	CCC+	2,303,963
620		Energy Transfer Equity LP	5.500%	6/01/27	BB+	652,550
2,365		Genesis Energy LP	5.625%	6/15/24	BB–	2,294,050
1,570	CAD	Gibson Energy, 144A	5.250%	7/15/24	BB	1,258,756
745		Global Partners LP/GLP Finance	6.250%	7/15/22	B+	754,313
470		Global Partners LP/GLP Finance	7.000%	6/15/23	B+	472,350
1,335		Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	1,365,037
1,035		NGL Energy Partners LP/Fin Co	7.500%	11/01/23	B+	1,029,825
3,520		PBF Holding Company LLC, 144A	7.250%	6/15/25	BB	3,599,200
11,145	MXN	Petroleos Mexicanos, 144A	7.190%	9/12/24	A	558,915
		Total Oil, Gas & Consumable Fuels				14,562,484

		Real Estate Management & Development – 1.3%

1,640		Brooklyn Navy Yard Cogeneration Partners LP, 144A	7.420%	10/01/20	B2	1,484,649
2,680		Hunt Companies Inc., 144A	9.625%	3/01/21	N/R	2,820,700
2,400		Kennedy-Wilson Holdings Incorporated	5.875%	4/01/24	BB–	2,472,000
		Total Real Estate Management & Development				6,777,349

		Software – 0.3%

1,605		SixSigma Networks Mexico SA de CV, 144A	8.250%	11/07/21	B+	1,664,385

		Transportation Infrastructure – 1.9%

1,485		Aeropuertos Argentina 2000 SA, 144A	6.875%	2/01/27	B+	1,583,010
695		Aeropuertos Dominicanos SA, 144A	6.750%	3/30/29	BB–	750,482
1,030		Delhi International Airport Ltd, 144A	6.125%	10/31/26	BB	1,108,589
4,200	MXN	Grupo Aeroportuario Del Centro Norte, SAB de CV	6.850%	6/07/21	N/R	224,807
1,780		Mexico City Airport Trust, 144A	5.500%	7/31/47	BBB+	1,802,072
1,715		Rumo Luxembourg Sarl, 144A	7.375%	2/09/24	BB–	1,856,487
2,474		Terminales Portuarios, 144A	8.125%	4/01/37	BB	2,653,051
		Total Transportation Infrastructure				9,978,498

		Wireless Telecommunication Services – 0.9%

3,282		Inmarsat Finance PLC, 144A	6.500%	10/01/24	BB+	3,536,355
1,055		ViaSat Inc., 144A	5.625%	9/15/25	BB–	1,061,646
		Total Wireless Telecommunication Services				4,598,001
		Total Corporate Bonds (cost $127,429,804)				129,880,045

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (5)	Value

		CONVERTIBLE BONDS – 1.0% (0.7% of Total Investments)

		Oil, Gas & Consumable Fuels – 0.7%

$5,210		Cheniere Energy Inc.	4.250%	3/15/45	N/R	$3,607,925

		Real Estate Management & Development – 0.3%

1,480		Tricon Capital Group Inc., 144A	5.750%	3/31/22	N/R	1,561,400
$6,690		Total Convertible Bonds (cost $5,128,707)				5,169,325

8	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 13.6% (9.8% of Total Investments)

	Diversified Financial Services – 0.4%

$930	National Rural Utilities Cooperative Finance Corporation	5.250%	4/20/46	A3	$990,079
1,325	RKP Overseas Finance 2016 A, Reg S	7.950%	N/A (9)	B1	1,381,840
2,255	Total Diversified Financial Services				2,371,919

	Electric Utilities – 3.7%

2,265	AES Gener SA, 144A	8.375%	12/18/73	BB	2,406,563
9,455	Emera, Inc.	6.750%	6/15/76	BBB–	10,755,062
3,540	Enel SpA, 144A	8.750%	9/24/73	BBB–	4,287,825
2,595	Exelon Corporation	6.350%	3/15/33	Baa2	2,857,744
17,855	Total Electric Utilities				20,307,194

	Energy Equipment & Services – 3.4%

5,395	Transcanada Trust	5.875%	8/15/76	BBB	5,853,575
5,520	Transcanada Trust	5.625%	5/20/75	BBB	5,853,960
6,555	Transcanada Trust	5.300%	3/15/77	BBB	6,710,681
17,470	Total Energy Equipment & Services				18,418,216

	Multi-Utilities – 0.5%

2,498	RWE AG, Reg S	6.625%	7/30/75	BB+	2,790,341

	Oil, Gas & Consumable Fuels – 4.8%

2,105	Enbridge Energy Partners LP	8.050%	10/01/37	BB+	2,091,254
8,412	Enbridge Inc.	6.000%	1/15/77	BBB–	8,917,056
9,315	Enbridge Inc.	5.500%	7/15/77	BBB–	9,431,438
775	Enterprise Products Operating LP	7.034%	1/15/68	Baa2	782,750
4,660	Enterprise Products Operating LLP	5.250%	8/16/77	Baa2	4,700,775
25,267	Total Oil, Gas & Consumable Fuels				25,923,273

	Real Estate Management & Development – 0.8%

4,250	AT Securities BV, Reg S	5.250%	N/A (9)	BB+	4,251,063
$69,595	Total $1,000 Par (or similar) Institutional Preferred (cost $70,688,262)				74,062,006

Principal Amount (000)	Description (1)	Interest Rate (10)	Maturity (10)		Value

	WHOLE LOANS – 1.9% (1.3% of Total Investements) (11), (12), (13)

	Commerical Loans – 1.5%

$13,980	NCH Commercial Pool 2, NCH Corporation, (4), (14)	11.925%	8/01/14		$3,390,151
4,523	RealtiCorp Fund III, RIF 301, LLC / RIF 304, LLC, (4), (14)	4.400%	9/01/17		3,278,997
1,441	RL Stowe Portfolio, Belmont Mills LLC; Terrapin East, LLC; Tennessee Mills, LLC; Terrapin West, LLC	3.925%	1/01/20		1,183,752
19,944	Total Commercial Loans				7,852,900

	Multifamily Loans – 0.4%

4,392	NCH Multifamily Pool 2, NCH Corporation, (4), (14)	11.925%	8/01/14		2,260,271
$24,336	Total Whole-Loans (cost $24,846,053)				10,113,171

Shares	Description (1), (15)				Value

	INVESTMENT COMPANIES – 2.0% (1.5% of Total Investments)

1,939,908	John Laing Infrastructure Fund				$3,365,276
13,845,590	Keppel Infrastructure Trust				5,613,974
712,467	NextEnergy Solar Fund Limited				1,074,044
709,823	Starwood European Real Estate Finance Limited				1,051,246
	Total Investment Companies (cost $10,369,994)				11,104,540

NUVEEN	9

JRI	Nuveen Real Asset Income and Growth Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

Principal Amount (000)		Description (1)		Optional Call Provisions (16)	Ratings (5)	Value

		MUNICIPAL BONDS – 0.2% (0.1% of Total Investments)

		Georgia – 0.2%

$750		Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M Bonds, Taxable Build America Bonds Series 2010A, 6.655%, 4/01/57		No Opt. Call	A+	$937,627
$750		Total Municipal Bonds (cost $873,812)				937,627

Principal Amount (000) (7)		Description (1)	Coupon	Maturity	Ratings (5)	Value

		SOVEREIGN DEBT – 0.8% (0.6% of Total Investments)

		Cost Rica – 0.4%

$925		Instituto Costarricense de Electricidad, 144A	6.950%	11/10/21	Ba2	$1,003,625
1,515		Instituto Costarricense de Electricidad, 144A	6.375%	5/15/43	Ba2	1,414,919
		Total Costa Rica				2,418,544

		India – 0.4%

140,000	INR	National Highways Authority of India, Reg S	7.300%	5/18/22	N/R	2,159,232
		Total Sovereign Debt (cost $4,526,125)				4,577,776

Shares		Description (1)				Value

		COMMON STOCK RIGHTS – 0.0% (0.0% of Total Investments)

		Equity Real Estate Investment Trusts – 0.0%

821,352		Mapletree Logistics Trust, Stock Rights, (4)				$51,772
		Total Common Stock Rights (cost $ – )				51,772
		Total Long-Term Investments (cost $727,100,510)				751,368,922

Principal Amount (000)		Description (1)	Coupon	Maturity		Value

		SHORT-TERM INVESTMENTS – 1.7% (1.2% of Total Investments)

		REPURCHASE AGREEMENTS – 1.7% (1.2% of Total Investments)

$8,116		Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/17, repurchase price $8,115,708, collateralized by $8,360,000 U.S. Treasury Notes, 2.000%, due 2/15/25, value $8,282,419	0.120%	10/02/17		$8,115,627

1,164		Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/17, repurchase price $1,164,140, collateralized by $1,190,000 U.S. Treasury Notes, 2.250%, due 2/15/27, value $1,187,940	0.120%	10/02/17		1,164,128
$9,280		Total Short-Term Investments (cost $9,279,755)				9,279,755
		Total Investments (cost $751,368,922) – 140.0%				760,648,677
		Borrowings – (41.4)% (17), (18)				(225,225,000)
		Other Assets Less Liabilities – 1.4% (19)				8,066,076
		Net Assets Applicable to Common Shares – 100%				$543,489,753

10	NUVEEN

Investments in Derivatives as of September 30, 2017

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 5-Year Note	Short	(69)	12/17	$(8,188,057)	$(8,107,500)	$80,557	$11,320
U.S. Treasury 10-Year Note	Short	(98)	12/17	(12,467,678)	(12,280,625)	187,053	22,969
U.S. Treasury Long Bond	Short	(40)	12/17	(6,269,381)	(6,112,500)	156,881	(1,250)
U.S. Treasury Ultra Bond	Short	(25)	12/17	(4,241,681)	(4,128,125)	113,556	(10,156)
Total				$(31,166,797)	$(30,628,750)	$538,047	$22,883

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (20)	Optional Termination Date	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$29,250,000	Receive	1-Month USD-LIBOR-ICE	1.462%	Monthly	12/01/17	12/01/18	12/01/20	$(12,674)	$410,770	$(423,444)
Morgan Stanley Capital Securities LLC	112,400,000	Receive	1-Month USD-LIBOR-ICE	1.994	Monthly	6/01/18	6/01/18	7/01/27	187,282	—	187,282
Total	$141,650,000								$174,608	$410,770	$(236,162)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

NUVEEN	11

JRI	Nuveen Real Asset Income and Growth Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$182,824,975	$115,606,368	$—	$298,431,343
Convertible Preferred Securities	46,597,707	—	—	46,597,707
$25 Par (or similar) Retail Preferred	165,350,922	5,092,688	—	170,443,610
Corporate Bonds	—	129,880,045	—	129,880,045
Convertible Bonds	—	5,169,325	—	5,169,325
$1,000 Par (or similar) Institutional Preferred	—	74,062,006	—	74,062,006
Whole Loans	—	—	10,113,171	10,113,171
Investment Companies	11,104,540	—	—	11,104,540
Municipal Bonds	—	937,627	—	937,627
Sovereign Debt	—	4,577,776	—	4,577,776
Common Stock Rights	—	—	51,772	51,772
Short-Term Investments:
Repurchase Agreements	—	9,279,755	—	9,279,755

Investments in Derivatives:
Future Contracts*	538,047	—	—	538,047
Interest Rate Swaps*	—	(236,162)	—	(236,162)
Total	$406,416,191	$344,369,428	$10,164,943	$760,950,562
*	Represents net unrealized appreciation (depreciation).

The following is a conciliation of the Fund's Level 3 investments held at the beginning and end of the measurement period:

	Level 3
	Common Stock Rights	Whole Loans	Total
Balance at the beginning of period	$—	$—	$—
Investments acquired in the Mergers	—	35,361,293	35,361,293
Gains (losses):
Net realized gains (losses)	—	(7,689,408)	(7,689,408)
Change in net unrealized appreciation (depreciation)	51,772	(14,732,882)	(14,681,110)
Purchases at cost	—	—	—
Sales at proceeds	—	(2,825,832)	(2,825,832)
Net discounts (premiums)	—	—	—
Transfers into	—	—	—
Transfers (out of)	—	—	—
Balance at the end of period	$51,772	$10,113,171	$10,164,943

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the reporting period, were as follows:

	Market Value	Techniques	Unobservable Input	Range
Commercial & Multifamily Whole Loans	$1,183,752	Discounted Cash Flow	Yield Spread	2.185% - 2.280%
		Discounted Cash Flow	Liquidity Spread	0.50%
		Discounted Cash Flow	Debt Service Coverage Ratio	0.00 - 1.20
	5,650,421	Appraisals	N/A	N/A
	3,278,998	Expected Value	N/A	N/A
Total	$10,113,171

As of September 30, 2017, the Common Stock Rights Level 3 securities were priced at their intrinsic value less a 10% discount.

12	NUVEEN

The table below presents the transfers in and out of the three valuation levels for the Fund's as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$8,718,649	$(3,292,471)	$3,292,471	$(8,718,649)	$—	$—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of September 30, 2017.

For income tax purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in the value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$738,499,868
Gross unrealized:
Appreciation	$44,263,110
Depreciation	(22,114,301)
Net unrealized appreciation (depreciation) of investments	$22,148,809

Tax cost of futures	$538,047
Net unrealized appreciation (depreciation) of Futures	$—

Tax cost of swap contracts	$(410,770)
Net unrealized appreciation (depreciation) of swap	$(236,162)

NUVEEN	13

JRI	Nuveen Real Asset Income and Growth Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2. See Notes to Financial Statements, Note 2 – Investment Valuation and Fair Value Measurements for more information.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3 unless otherwise noted.

(5)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(7)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(8)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(9)	Perpetual security. Maturity date is not applicable.

(10)	Represents the interest rate, coupon and maturity in effect as of the end of the reporting period.

(11)	Interest rates on whole loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) as of the end of the reporting period.

(12)	Securities purchased as part of a private placement, which have not been registered with U.S. Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid.

(13)	Interest only – Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of the end of the reporting period.

(14)	Loan is currently default with regards to scheduled interest and/or principal payments.

(15)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(16)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(17)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for borrowings.

(18)	Borrowings as a percentage of Total Investments is 29.6%.

(19)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.

(20)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

REIT	Real Estate Investment Trust

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

CAD	Canadian Dollar

GBP	Pound Sterling

INR	Indian Rupee

MXN	Mexican Peso

USD-LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate – Intercontinental Exchange

14	NUVEEN

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Real Asset Income and Growth Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2017